Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Time charter and voyage revenues (includes related party revenue of $27,444, $23,738 and $7,357 for the years ended December 31, 2014, 2013 and 2012, respectively)	$ 227,356	$ 198,159	$ 205,435
Time charter and voyage expenses	(15,390)	(14,943)	(12,937)
Direct vessel expenses	(761)	0	(25)
Management fees (entirely through related parties transactions)	(50,359)	(36,173)	(31,689)
General and administrative expenses	(7,839)	(6,305)	(5,555)
Depreciation and amortization	(95,822)	(77,505)	(71,622)
Interest expense and finance cost, net	(28,761)	(16,910)	(10,127)
Interest income	243	50	229
Other income	47,935	13,730	22,598
Other expense	(1,749)	(1,097)	(409)
Net income	$ 74,853	$ 59,006	$ 95,898
Weighted average units outstanding (basic and diluted)
Common unit holders	76,587,656	66,317,588	58,008,617
Earnings per unit (see Note 19):
Common unit (basic and diluted)	$ 0.93	$ 0.84	$ 1.61